LEASES - Lease Cost Supplemental Cash Flow Information And Other Information Operating Leases (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Lease cost:
Operating lease cost	¥ 3,094
Variable lease cost	10
Total lease cost	¥ 3,104
Other information:
Weighted average remaining lease term	11 years
Weighted average discount rate	7.34%